Derivative financial instruments - Cash flow hedge (Details) - Cash flow hedge £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) € / £	Dec. 31, 2022 GBP (£) € / £
Derivative financial instruments
Hedge Ratio	1
Ineffectiveness	£ 1	£ (1)
Cross-currency swaps | Euro
Derivative financial instruments
Carrying amount	£ 13	£ 34
Nominal amount	1,668	1,700
Hedge Ratio	1	1
Change in fair value of outstanding instrument	£ (21)	£ 60
Change in fair value of hedged item	£ (21)	61
Ineffectiveness		£ (1)
Weighted average foreign exchange rate for the year | € / £	1.150	1.150
Interest rate swaps | US dollar
Derivative financial instruments
Carrying amount	£ 1
Nominal amount	275
Hedge Ratio	1
Change in fair value of outstanding instrument	£ 1
Ineffectiveness	£ 1